INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE－7 INVENTORIES

	September 30, 2025	December 31, 2024
Finished goods	$82,131	$157,734
Total Inventories	$82,131	$157,734

All finished goods inventories were related to e-commerce business and was held by the third party logistic. The cost of sales totaled $23,826 and $32,780 incurred during the nine months period ended September 30, 2025 and 2024, respectively.

NOTE－7 INVENTORIES

	December 31,
	2024	2023
Finished goods	$157,734	$431,483
Less:
Reserve for excess and obsolete inventory	—	—
Total Inventories	$157,734	$431,483

All finished goods inventories were related to e-commerce business and was held by the third party logistic. The cost of sales totaled $38,905 and $474,576 incurred during the years ended December 31, 2024 and 2023, respectively.